13F-HR
 1
 Bill@baxterinvestment.com
 NONE
 0001096783
 fmd*ekv8
 03/31/2008
 13F-HR


Submitted To:

United States
Securities and Exchange Commission
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: March 31, 2008
Check Here if Amendment ()
This Amendment (Check only one):() is a restatement
                                (X) adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		  Baxter Brothers, Inc.
Address:	  1030 East Putnam Avenue
		  P.O. Box 2200
		  Greenwich, CT  06830

SEC 13F File Number:		028-05169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report:

Name:  William J. Baxter III
Title: Owner / Portfolio Manager
Phone: 203-637-4559

Signature, Place and Date of Signing:

William J. Baxter III, 1030 East Putnam Avenue
Greenwich, CT 06830, October 10, 2003

Report Type (Check only One):
(X)  13F HOLDING REPORT
()   13F NOTICE
()   13F COMBINATION REPORT

List of other Managers reporting for this Manager:
NONE

Form 13 F Summary Page

Number of Other Included Managers:  0
Form 13F Information Table Entry Table: 62
From 13F Information Table Value Total (USD):  128,145.00
List of Other Managers Included: None
Voting Authority: None


                       Title            Value    Shares/   Sh/ Put/Invstmt
Name of Issuer         of class CUSIP  (x$1000)  Prn Amt   Prn CallDscretn
AT&T			COM	001957109	575	15026	SH		Sole
Abbott Labs		COM	002824100	718	13011	SH		Sole
Aflac Inc.			COM	001055102	8300	127792	SH		Sole
Altria Group		COM	718154107	402	18100	SH		Sole
American Express		COM	025816109	8160	186649	SH		Sole
American Int'l Group		COM	026874107	12937	299132	SH		Sole
Anheuser Busch		COM	035229103	3115	65647	SH		Sole
Bank Of Amer		COM	060505104	800	21091	SH		Sole
Bank Of New York		COM	064057102	319	7639	SH		Sole
Berkshire Hathaway		COM	084670991	2134	16	SH		Sole
Berkshire Hathaway B		COM	084670207	16594	3710	SH		Sole
Bp Plc Adr			COM	055622104	453	7468	SH		Sole
Chevron			COM	166764100	279	3274	SH		Sole
Chubb			COM	171232101	314	6340	SH		Sole
Citigroup Inc		COM	172967101	625	29160	SH		Sole
Coca-Cola			COM	191216100	2610	42882	SH		Sole
Colgate Palmolive		COM	194162103	3879	49783	SH		Sole
Comcast A			COM	200300200	353	18267	SH		Sole
Comcast Corp A		COM	200300200	9965	525284	SH		Sole
Diageo (Guinness)		COM	25243q205	879	10813	SH		Sole
Disney			COM	254687106	1310	41732	SH		Sole
Emerson Electric		COM	291011104	1390	27018	SH		Sole
Exxon Mobil		COM	302290101	1865	22052	SH		Sole
General Elec Cap Corp		COM	369622485	288	12000	SH		Sole
General Electric		COM	369604103	9666	261160	SH		Sole
Hartford Fincl Svcs 		COM	416515104	229	3026	SH		Sole
Johnson & Johnson		COM	478160104	1627	25080	SH		Sole
Keycorp Inc		COM	493267108	472	21496	SH		Sole
Kraft Foods A		COM	50075N104	382	12328	SH		Sole
Memc Electronic Materials	COM			241	3400	SH		Sole
Mercury General Corp		COM	589400100	1589	35856	SH		Sole
Microsoft			COM	594918104	2857	100668	SH		Sole
Nestle Sa Rep Adr		COM	641069406	633	5050	SH		Sole
Pepsico Inc.		COM	713448108	1982	27456	SH		Sole
Philip Morris International	COM			915	18100	SH		Sole
Potlatch Corp (New)		COM	737628107	479	11613	SH		Sole
Procter & Gamble		COM	742718109	3444	49152	SH		Sole
Royal Dutch Shell A		COM			482	6983	SH		Sole
Sara Lee			COM	803111103	224	16056	SH		Sole
Schering-Plough		COM	806605101	165	11442	SH		Sole
St Joe			COM	790148100	687	16000	SH		Sole
Sun Life Financial		COM	866796105	671	14399	SH		Sole
Time Warner Inc		COM	887315109	5722	408165	SH		Sole
U.S. Bancorp Del		COM	902973106	3280	101368	SH		Sole
United Technologies		COM	913017109	437	6353	SH		Sole
Ust Inc Com		COM	902911106	491	9000	SH		Sole
Verizon Comm.		COM	92343V104	242	6650	SH		Sole
Viacom Inc Cl B		COM			618	15602	SH		Sole
Walmart			COM	931142103	4015	76216	SH		Sole
Washington Post		COM	939640108	416	628	SH		Sole
Wells Fargo & Co.		COM	949746101	490	16850	SH		Sole
Wesco Financial		COM	950817106	949	2350	SH		Sole
Weyerhaeuser Co		COM	962166104	1984	30500	SH		Sole
Wr Berkley Corp		COM	084423102	4276	154410	SH		Sole
Wyeth/Amer Home		COM	026609107	213	5100	SH		Sole